MD&A - Risk management and control - Credit Risk	12 Months Ended
Dec. 31, 2019
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory

Audited | Main sources of credit risk

–A substantial portion of our lending exposure arises from our Swiss domestic business, which offers mortgage loans, secured mainly by residential properties and income-producing real estate, as well as corporate loans, and therefore depends on the performance of the Swiss economy.

–Within the Investment Bank, our credit exposure arises mainly from lending, derivatives trading and securities financing. Derivatives trading and securities financing are predominantly investment grade. Loan underwriting activity can be lower rated and gives rise to concentrated exposure of a temporary nature.

–Our wealth management businesses predominantly conduct securities-based (Lombard) lending and mortgage lending.

–Credit risk within Non-core and Legacy Portfolio in Corporate Center relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

–Credit risk arising from transactions with individual counterparties is measured based on our estimates of probability of default, exposure at default and loss given default. Limits are established for individual counterparties and groups of related counterparties covering banking and traded products, as well as settlement amounts. Risk control authorities are approved by the Board of Directors, and are delegated to the Group Chief Executive Officer, the Group Chief Risk Officer and divisional Chief Risk Officers based on risk exposure amounts, internal credit rating and potential loss.

–Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.

–For the Investment Bank, our monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those that are intended to be held for a short term, pending distribution or risk transfer (temporary exposures).

–We also use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at the Group-wide and business division levels and to establish portfolio limits at these levels.

–Credit risk concentrations can arise if clients are engaged in similar activities, are located in the same geographical region or have comparable economic characteristics; for example, if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits and/or operational controls that constrain risk concentrations at the portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models in order to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured on the basis of three generally accepted parameters: probability of default (PD); exposure at default (EAD); and loss given default (LGD). For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and are key inputs for the regulatory capital calculation under the advanced internal ratings-based (A-IRB) approach of the Basel III framework governing international convergence of capital measurement and standards. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

Credit risk mitigation	Counterparty credit risk arising from traded products, which include over-the-counter (OTC) derivatives, exchange-traded derivatives (ETD) exposures and securities financing transactions (SFTs) originating in the Investment Bank, Corporate Center – Non-core and Legacy Portfolio and Corporate Center – Group ALM, is generally managed on a close-out basis. This takes into account the possible effect of market movements on the exposure and any associated collateral over the time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the size of the limit driven by the view of the creditworthiness of the counterparty as determined by Credit Risk Control. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for the close-out and netting of transactions in the event of default subject to applicable law. For most major market participant counterparties, we employ two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in the market value of transactions. Regulations governing the margining of uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. In addition, they will result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We actively manage the credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process to support credit decisions for the origination or modification of Swiss mortgage loans. The two key factors within this model are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value assigned by UBS to each property is based on the lowest value determined from internally calculated valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Global Wealth Management Region Americas mortgage loan portfolio, taking into account affordability of the loans and sufficiency of collateral. The maximum LTV within the standard approval process for any type of mortgage is 80%. A stratification of LTVs exists for the various mortgage types, such as residential mortgage or investment property, based on associated risk factors, such as property types, loan size and loan purpose. Maximum LTVs go as low as 45%. Additionally, other credit risk metrics are applied, based upon property and borrower characteristics, such as debt-to-income ratios, FICO credit scores and required client reserves. A risk limit framework is applied to the Global Wealth Management Region Americas mortgage portfolio. Limits have been established to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, established to govern the real estate lending activities. Quality assurance and quality control programs are in place to monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by a pledge of marketable securities, guarantees and other forms of collateral. Eligible financial securities primarily include transferable securities (such as bonds and equities) that are liquid and actively traded, and other transferable securities such as approved structured products for which regular prices are available and for which the issuer of the security provides a market. To a lesser degree, less liquid collateral is also financed. We apply discounts (haircuts) to reflect the collateral’s risk and to derive the lending value. Haircuts for marketable securities are calculated to cover the possible change in the market value over a given close-out period and confidence level. The haircut applied will vary, depending on the view of the counterparty’s creditworthiness. Less liquid or more volatile collateral will typically attract larger haircuts. For less liquid instruments, such as structured products, some bonds and products with long redemption periods, the assumed close-out period may be much longer than that for highly liquid instruments, or an assessment is made as to the expected recovery on the asset in the event of the counterparty’s default, resulting in a larger haircut. For cash, life insurance policies, guarantees and letters of credit, haircuts are determined on a product- or client-specific basis. We also consider concentration and correlation risks across collateral posted on a counterparty level as well as at a divisional level across counterparties. Additionally, we perform targeted Group-wide reviews of concentrations. A concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. We utilize single-name credit default swaps (CDSs), credit index CDSs, bespoke protection and other instruments to actively manage credit risk in the Investment Bank and Corporate Center – Non-core and Legacy Portfolio. This is aimed at reducing concentrations of risk from specific counterparties, sectors or portfolios and, in the case of counterparty credit risk, the profit or loss effect arising from changes in credit valuation adjustments (CVA). We maintain strict guidelines for taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually apply certain credit risk mitigants such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs to reduce counterparty exposures. Buying credit protection also creates credit exposure against the protection provider. We monitor and limit our exposures to credit protection providers and the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of the credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when deemed necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | In line with the regulatory definition, we report a claim as non-performing when: (i) it is more than 90 days past due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); or (iii) the counterparty is subject to bankruptcy / enforced liquidation proceedings in any form, even if there is sufficient collateral to cover the due payment

Default and credit-impaired

UBS applies a single definition of default for classifying assets and determining the PD of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking, and to private clients of Global Wealth Management Region Switzerland. UBS does not consider the general 90-day presumption for default recognition appropriate for those latter portfolios based on an analysis of the cure rates, which demonstrated that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when: bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If one claim against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is classified as defaulted, and/or the instrument is identified as purchased or originated credit-impaired (POCI). An instrument is POCI if it has been purchased at a deep discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period. ▲

Audited | Under imminent payment default or where default has already occurred, we may grant concessions to borrowers in financial difficulties that we would otherwise not consider in the normal course of our business, such as offering preferential interest rates, extending maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a forbearance measure takes place, each case is considered individually and the exposure is generally classified as defaulted. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk tolerance.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk tolerance, are not considered to be forborne. ▲

UBS AG
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory
Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa	CCC	CCC
13	>17		Ca to C	CC to C	CC to C
Counterparty is in default	Default	Defaulted		D	D

Audited | Main sources of credit risk

–A substantial portion of our lending exposure arises from our Swiss domestic business, which offers mortgage loans, secured mainly by residential properties and income-producing real estate, as well as corporate loans, and therefore depends on the performance of the Swiss economy.

–Within the Investment Bank, our credit exposure arises mainly from lending, derivatives trading and securities financing. Derivatives trading and securities financing are predominantly investment grade. Loan underwriting activity can be lower rated and gives rise to concentrated exposure of a temporary nature.

–Our wealth management businesses predominantly conduct securities-based (Lombard) lending and mortgage lending.

–Credit risk within Non-core and Legacy Portfolio in Corporate Center relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

–Credit risk arising from transactions with individual counterparties is measured based on our estimates of probability of default, exposure at default and loss given default. Limits are established for individual counterparties and groups of related counterparties covering banking and traded products, as well as settlement amounts. Risk control authorities are approved by the Board of Directors, and are delegated to the Group Chief Executive Officer, the Group Chief Risk Officer and divisional Chief Risk Officers based on risk exposure amounts, internal credit rating and potential loss.

–Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.

–For the Investment Bank, our monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those that are intended to be held for a short term, pending distribution or risk transfer (temporary exposures).

–We also use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at the Group-wide and business division levels and to establish portfolio limits at these levels.

–Credit risk concentrations can arise if clients are engaged in similar activities, are located in the same geographical region or have comparable economic characteristics; for example, if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits and/or operational controls that constrain risk concentrations at the portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models in order to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured on the basis of three generally accepted parameters: probability of default (PD); exposure at default (EAD); and loss given default (LGD). For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and are key inputs for the regulatory capital calculation under the advanced internal ratings-based (A-IRB) approach of the Basel III framework governing international convergence of capital measurement and standards. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Credit risk mitigation	Counterparty credit risk arising from traded products, which include over-the-counter (OTC) derivatives, exchange-traded derivatives (ETD) exposures and securities financing transactions (SFTs) originating in the Investment Bank, Corporate Center – Non-core and Legacy Portfolio and Corporate Center – Group ALM, is generally managed on a close-out basis. This takes into account the possible effect of market movements on the exposure and any associated collateral over the time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the size of the limit driven by the view of the creditworthiness of the counterparty as determined by Credit Risk Control. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for the close-out and netting of transactions in the event of default subject to applicable law. For most major market participant counterparties, we employ two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in the market value of transactions. Regulations governing the margining of uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. In addition, they will result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We actively manage the credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process to support credit decisions for the origination or modification of Swiss mortgage loans. The two key factors within this model are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value assigned by UBS to each property is based on the lowest value determined from internally calculated valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Global Wealth Management Region Americas mortgage loan portfolio, taking into account affordability of the loans and sufficiency of collateral. The maximum LTV within the standard approval process for any type of mortgage is 80%. A stratification of LTVs exists for the various mortgage types, such as residential mortgage or investment property, based on associated risk factors, such as property types, loan size and loan purpose. Maximum LTVs go as low as 45%. Additionally, other credit risk metrics are applied, based upon property and borrower characteristics, such as debt-to-income ratios, FICO credit scores and required client reserves. A risk limit framework is applied to the Global Wealth Management Region Americas mortgage portfolio. Limits have been established to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, established to govern the real estate lending activities. Quality assurance and quality control programs are in place to monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by a pledge of marketable securities, guarantees and other forms of collateral. Eligible financial securities primarily include transferable securities (such as bonds and equities) that are liquid and actively traded, and other transferable securities such as approved structured products for which regular prices are available and for which the issuer of the security provides a market. To a lesser degree, less liquid collateral is also financed. We apply discounts (haircuts) to reflect the collateral’s risk and to derive the lending value. Haircuts for marketable securities are calculated to cover the possible change in the market value over a given close-out period and confidence level. The haircut applied will vary, depending on the view of the counterparty’s creditworthiness. Less liquid or more volatile collateral will typically attract larger haircuts. For less liquid instruments, such as structured products, some bonds and products with long redemption periods, the assumed close-out period may be much longer than that for highly liquid instruments, or an assessment is made as to the expected recovery on the asset in the event of the counterparty’s default, resulting in a larger haircut. For cash, life insurance policies, guarantees and letters of credit, haircuts are determined on a product- or client-specific basis. We also consider concentration and correlation risks across collateral posted on a counterparty level as well as at a divisional level across counterparties. Additionally, we perform targeted Group-wide reviews of concentrations. A concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. We utilize single-name credit default swaps (CDSs), credit index CDSs, bespoke protection and other instruments to actively manage credit risk in the Investment Bank and Corporate Center – Non-core and Legacy Portfolio. This is aimed at reducing concentrations of risk from specific counterparties, sectors or portfolios and, in the case of counterparty credit risk, the profit or loss effect arising from changes in credit valuation adjustments (CVA). We maintain strict guidelines for taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually apply certain credit risk mitigants such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs to reduce counterparty exposures. Buying credit protection also creates credit exposure against the protection provider. We monitor and limit our exposures to credit protection providers and the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of the credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when deemed necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | In line with the regulatory definition, we report a claim as non-performing when: (i) it is more than 90 days past due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); or (iii) the counterparty is subject to bankruptcy / enforced liquidation proceedings in any form, even if there is sufficient collateral to cover the due payment

Default and credit-impaired

UBS applies a single definition of default for classifying assets and determining the PD of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking, and to private clients of Global Wealth Management Region Switzerland. UBS does not consider the general 90-day presumption for default recognition appropriate for those latter portfolios based on an analysis of the cure rates, which demonstrated that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when: bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If one claim against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is classified as defaulted, and/or the instrument is identified as purchased or originated credit-impaired (POCI). An instrument is POCI if it has been purchased at a deep discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period. ▲

Audited | Under imminent payment default or where default has already occurred, we may grant concessions to borrowers in financial difficulties that we would otherwise not consider in the normal course of our business, such as offering preferential interest rates, extending maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a forbearance measure takes place, each case is considered individually and the exposure is generally classified as defaulted. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk tolerance.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk tolerance, are not considered to be forborne. ▲